                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               676 North St. Clair
                                   Suite 1600
                             Chicago, Illinois 60611
               (Address of principal executive offices)(Zip code)

                            Daniel P. Ryan, President
                               676 North St. Clair
                             Chicago, Illinois 60611
                     (Name and address of agent for service)

                                    COPY TO:

                            Burton X. Rosenberg, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 951-7700

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003

                                TABLE OF CONTENTS

Item 1.  Reports to Stockholders.

Item 2.  Code of Ethics.

Item 3.  Audit Committee Financial Expert.

Item 4.  Principal Accountant Fees and Services.

Item 5.  Audit Committee of Listed Registrants.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

Item 10. Exhibits.

CERTIFICATION REQUIRED BY ITEM 10(b) OF FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                  June 30, 2003

                                            ADMINISTRATOR:

                                            [BCS(R) LOGO]
                                            BCS FINANCIAL SERVICES CORPORATION
                                            676 N. St. Clair, Chicago, IL 60611
                                            (800) 621-9215

                           PLAN INVESTMENT FUND, INC.

                                                    August 25, 2003

Fellow Investors:

As the new President and Chief Executive Officer of Plan Investment Fund, I am pleased to present the 2003 Semi-Annual Report for Plan Investment Fund, Inc. I am looking forward to working with the Board of Trustees and the Officers of the Fund to continue delivering a high quality cash management alternative for the Blue Cross Blue Shield System.

The goal of Plan Investment Fund is to provide a valuable cash management tool for the Blue Cross Blue Shield System through the consistent combination of competitive returns and high credit standards. We welcome suggestions to further accommodate your investment needs.

                                           Sincerely

                                           /s/ Daniel P. Ryan
                                           -------------------------------------
                                           Daniel P. Ryan
                                           President and Chief Executive Officer

                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN

Periods Ended                               Three           Six            One           From
June 30, 2003                               Months         Months          Year        Inception*
-------------                               ------         ------         -----        ----------
GOVERNMENT/REPO PORTFOLIO                   1.15%          1.15%          1.35%           4.62%
iMoneyNet Money Market Avg. (1)             0.87%          0.90%          1.12%           4.37%
Repurchase Agreements (2)                   1.20%          1.20%          1.40%           4.61%

MONEY MARKET PORTFOLIO                      1.13%          1.17%          1.40%           5.38%
iMoneyNet Money Market Avg. (1)             0.87%          0.90%          1.12%           5.15%
Repurchase Agreements (2)                   1.20%          1.20%          1.40%           5.31%

---------------------
(1) - Total Institutional Assets and Averages

(2) - Source: Bloomberg

                            PORTFOLIO CHARACTERISTICS

                                                                       Closing
                                       Average         Closing         Average
Portfolio/Month                         Yield           Price          Maturity
---------------                        -------         -------         -------
GOVERNMENT/REPO PORTFOLIO
   April                                1.15%           $1.00          1 Day
   May                                  1.15%           $1.00          3 Days
   June                                 1.10%           $1.00          1 Day

MONEY MARKET PORTFOLIO
   April                                1.15%           $1.00          73 Days
   May                                  1.12%           $1.00          64 Days
   June                                 1.08%           $1.00          56 Days

* Inception dates:

6/01/95 - Government/REPO Portfolio
3/11/87 - Money Market Portfolio

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2003

                                                                PERCENTAGE
                                                                    OF                      PAR
                                                                NET ASSETS                 (000)                 VALUE
                                                                ----------               ---------           -------------
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                      91.5%
--------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association
   Discount Notes
   .82% (07/01/03)                                                                       $ 167,000           $ 167,000,000
   (Cost $167,000,000)                                                                                       -------------

--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                               8.6%
--------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.
   1.05% (07/01/03)
   To be repurchased at $629,018
   (Collateralized by $643,000
   U.S. Treasury Notes,
   due 08/14/03;
   Market Value is $642,323.)                                                                  629                 629,000

   RBS Greenwich Capital Markets
   1.15% (07/01/03)
   To be repurchased at $15,000,479
   (Collateralized by $18,040,000
   Federal National Mortgage Association
   Strips, due 07/01/33;
   Market Value is $15,450,052.)                                                            15,000              15,000,000
                                                                                                             -------------

   TOTAL REPURCHASE AGREEMENTS                                                                                  15,629,000
   (Cost $15,629,000)                                                                                        -------------

TOTAL INVESTMENTS IN SECURITIES                                   100.1%                                     $ 182,629,000
   (Cost $182,629,000*)                                                                                      =============

LIABILITIES IN EXCESS OF OTHER ASSETS                              (0.1%)                                         (227,895)
                                                                                                             -------------
NET ASSETS
   (Applicable to 182,401,105 PCs outstanding)                    100.0%                                     $ 182,401,105
                                                                  =====                                      =============

NET ASSET VALUE
Offering and redemption price per PC
($182,401,105/182,401,105 PCs)                                                                               $        1.00
                                                                                                             =============

*  Aggregate cost for Federal tax purposes.

PC - Participation Certificate

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2003

                                                               PERCENTAGE
                                                                   OF                        PAR
                                                               NET ASSETS                   (000)                 VALUE
                                                               -----------                 -------              -----------
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                     33.8%
---------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Bank Bonds                                      11.2%
   5.82% (08/07/03)                                                                        $ 5,000              $ 5,022,907
   5.72% (08/25/03)                                                                          4,600                4,630,730
   5.627% (09/02/03)                                                                         3,000                3,022,340
   5.125% (09/15/03)                                                                         5,815                5,861,329
   6.375% (11/14/03)                                                                         3,250                3,311,266
   4.875% (04/16/04)                                                                        10,000               10,279,528
   1.45% (05/12/04)                                                                         15,000               15,000,000
                                                                                                                -----------
                                                                                                                 47,128,100
                                                                                                                -----------

Federal Home Loan Mortgage Corporation                             3.9%
 Discount Notes
   1.87% (07/17/03)                                                                         10,000                9,991,689
   6.645% (03/10/04)                                                                         6,190                6,417,330
                                                                                                                -----------
                                                                                                                 16,409,019
                                                                                                                -----------

Federal Home Loan Mortgage Corporation                             3.3%
 Reference Notes
   6.375% (11/15/03)                                                                         3,750                3,821,072
   5.00% (05/15/04)                                                                         10,000               10,313,105
                                                                                                                 ----------
                                                                                                                 14,134,177
                                                                                                                 ----------
Federal National Mortgage Association                             15.4%
 Discount Notes
   0.82% (07/01/03)                                                                         65,000               65,000,000
                                                                                                                -----------

 TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                                            142,671,296
 (Cost $142,671,296)                                                                                            -----------

                             MONEY MARKET PORTFOLIO

                                  June 30, 2003

                                                                PERCENTAGE
                                                                    OF                      PAR
                                                                NET ASSETS                 (000)                  VALUE
                                                                -----------               --------             ------------
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                            6.4%
---------------------------------------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT
   State Street Bank and Trust Co.
      2.12% (07/10/03)                                                                    $ 20,000             $ 20,000,000
      2.07% (07/16/03)                                                                       7,000                7,000,313
                                                                                                               ------------

TOTAL CERTIFICATES OF DEPOSIT                                                                                    27,000,313
  (Cost $27,000,313)                                                                                           ------------

---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                                  11.2%
---------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES                                            5.7%
   Delaware Funding Corp.
      1.23% (07/10/03)                                                                      14,150               14,145,649
Ness LLC
   1.19% (09/05/03)                                                                         10,000                9,978,183
                                                                                                               ------------
                                                                                                                 24,123,832
                                                                                                               ------------

SECURITY BROKERS & DEALERS                                         3.1%
   Bear Stearns Co., Inc.
      1.18% (09/05/03)                                                                      13,000               12,971,877
                                                                                                               ------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                            2.4%
   General Electric Capital Corp.
      1.23% (07/07/03)                                                                      10,000                9,997,950
                                                                                                               ------------

   TOTAL COMMERCIAL PAPER                                                                                        47,093,659
   (Cost $47,093,659)                                                                                          ------------

---------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES                                                  3.8%
---------------------------------------------------------------------------------------------------------------------------

BANKS                                                              2.4%
   Northern Trust Corp.
      6.625% (10/01/03)                                                                     10,250               10,387,547
                                                                                                               ------------

PERSONAL CREDIT INSTITUTIONS                                       1.4%
   Associates Corporation of North America
      5.75% (11/01/03)                                                                       5,700                5,785,301
                                                                                                               ------------

   TOTAL MEDIUM TERM NOTES                                                                                       16,172,848
   (Cost $16,172,848)                                                                                          ------------

                             MONEY MARKET PORTFOLIO

                                  June 30, 2003

                                                                PERCENTAGE
                                                                   OF                 PAR
                                                                NET ASSETS           (000)        VALUE
                                                                ----------           ------     -----------
-----------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                         37.2%
-----------------------------------------------------------------------------------------------------------

BANKS                                                             23.7%
   Bank One Illinois N.A.
      1.04% (07/01/03)                                                               10,000       9,999,490
   Citigroup, Inc.
      1.52% (07/09/03)                                                               25,000      25,047,886
   National City Bank (Cleveland)
      1.22% (08/22/03)                                                               20,000      19,999,602
   U.S. Bank N.A.
      1.05% (07/01/03)                                                               15,000      14,999,140
   Wells Fargo & Co.
      1.31% (07/02/03)                                                               30,000      30,000,000
                                                                                                -----------
                                                                                                100,046,118
                                                                                                -----------

LIFE INSURANCE                                                     1.7%
   John Hancock Global Funding II
      1.19% (09/30/03)                                                                7,000       7,001,951
                                                                                                -----------

SECURITY BROKERS & DEALERS                                         7.1%
   Merrill Lynch & Co., Inc.
      1.1962% (09/25/03)                                                             20,000      20,007,170
   Metlife Global Funding
      1.1237% (07/28/03)                                                             10,000      10,000,000
                                                                                                -----------
                                                                                                 30,007,170
                                                                                                -----------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                            4.7%
   General Electric Capital Corp.
      1.37% (08/04/03)                                                               20,000      20,004,873
                                                                                                -----------

   TOTAL VARIABLE RATE OBLIGATIONS                                                              157,060,112
   (Cost $157,060,112)                                                                          -----------

                             MONEY MARKET PORTFOLIO

                       SCHEDULE OF INVESTMENTS (CONCLUDED)

                                  June 30, 2003

                                                               PERCENTAGE
                                                                   OF                  PAR
                                                               NET ASSETS             (000)            VALUE
                                                               -----------            -----            -----
----------------------------------------------------------------------------------------------------------------
      REPURCHASE AGREEMENTS                                        7.3%
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
   1.05% (07/01/03)
   To be repurchased at $30,605,893
   (Collateralized by $31,253,000
   U.S. Treasury Notes;
   due 08/21/03 to 08/28/03;
   Market Value is $31,217,755)                                                      30,605           30,605,000
   (Cost $30,605,000)                                                                               ------------

TOTAL INVESTMENTS IN SECURITIES                                   99.7%                             $420,603,228
   (Cost $420,603,228*)                                                                             ------------

ASSETS IN EXCESS OF OTHER LIABILITIES                              0.3%                                1,081,078
                                                                 -----                              ------------

NET ASSETS
   (Applicable to 421,682,738 PCs outstanding)                   100.0%                             $421,684,306
                                                                 =====                              ============

NET ASSET VALUE,
Offering and redemption price per PC
($421,684,306/421,682,738 PCs)                                                                      $       1.00
                                                                                                    ============

* Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                   (Unaudited)

                         SIX-MONTHS ENDED JUNE 30, 2003

                                                                  GOVERNMENT/REPO         MONEY MARKET
                                                                     PORTFOLIO             PORTFOLIO
                                                                  ---------------         ------------
INTEREST INCOME                                                      $ 1,379,507          $ 4,454,365
                                                                     -----------          -----------
EXPENSES
 Investment advisory fee                                                 217,148              516,508
 Administration fee                                                       55,233              159,666
 Custodian                                                                15,983               32,294
 Legal                                                                     6,459               18,329
 Audit                                                                     4,447               12,714
 Professional services                                                     5,819                6,570
 Insurance                                                                 3,513               18,406
 Transfer agent                                                            4,457               12,648
 Trustee expenses                                                          1,872                4,950
 Printing                                                                  1,938                5,502
 Miscellaneous                                                               323                  917
                                                                     -----------          -----------

  Total expenses                                                         317,192              788,504

  Less fees waived                                                      (206,725)             (87,367)
                                                                     -----------          -----------

  Net Expenses                                                           110,467              701,137
                                                                     -----------          -----------

NET INVESTMENT INCOME                                                  1,269,040            3,753,228

NET REALIZED GAIN ON SECURITIES SOLD                                           -                1,569
                                                                     -----------          -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $ 1,269,040          $ 3,754,797
                                                                     ===========          ===========

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                   (Unaudited)

                                  June 30, 2003

                                                  GOVERNMENT/REPO   MONEY MARKET
                                                     PORTFOLIO       PORTFOLIO
                                                  ---------------   ------------
ASSETS
 Investments in securities, at amortized           $182,629,000     $420,603,228
  cost, which approximates market value
 Accrued interest receivable                                498        1,705,256
 Cash                                                       631              253
 Other assets                                             8,373           30,638
                                                   ------------     ------------
  Total Assets                                      182,638,502      422,339,375

LIABILITIES
 Dividends payable                                      179,175          432,759
 Accrued expenses payable                                58,222          222,310
                                                   ------------     ------------
 Total Liabilities                                      237,397          655,069
                                                   ------------     ------------

NET ASSETS                                         $182,401,105     $421,684,306
                                                   ============     ============

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                          $       1.00     $       1.00
                                                   ============     ============

Government/REPO Portfolio
1 billion PCs authorized; 182,401,105 PCs outstanding
($182,401,105/182,401,105 PCs)
Money Market Portfolio
2 billion PCs authorized; 421,682,738 PCs outstanding
($421,684,306/421,682,738 PCs)

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JUNE 30, 2003     DECEMBER 31, 2002
                                                      ----------------   -----------------
                                                       (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

 Net investment income                                $     1,269,040    $     1,545,579
 Net realized gain (loss) on securities sold                        -                  -
                                                      ---------------    ---------------
 Net increase in net assets
  resulting from operations                                 1,269,040          1,545,579
                                                      ---------------    ---------------
DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

 From net investment income $.006
  and $.016 per PC, respectively                           (1,269,040)        (1,545,579)
                                                      ---------------    ---------------

CAPITAL TRANSACTIONS:

 Proceeds from sale of 1,371,833,592
  and 1,746,281,237 PCs, respectively                   1,371,833,592      1,746,281,237

 Value of 139,658 and 231,509 PCs
  issued in reinvestment of dividends, respectively           139,658            231,509

 Cost of 1,321,129,728 and 1,674,191,770
  PCs repurchased, respectively                        (1,321,129,728)    (1,674,191,770)
                                                      ---------------    ---------------

 Increase (decrease) in net assets derived
  from capital transactions                                50,843,522         72,320,976
                                                      ---------------    ---------------

 Total increase (decrease) in net assets                   50,843,522         72,320,976
                                                      ---------------    ---------------

NET ASSETS:

 Beginning of period                                      131,557,583         59,236,607
                                                      ---------------    ---------------

 End of period                                        $   182,401,105    $   131,557,583
                                                      ===============    ===============

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED      YEAR ENDED
                                                         JUNE 30, 2003   DECEMBER 31, 2002
                                                       ----------------  -----------------
                                                          (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

 Net investment income                                 $    3,753,228     $    11,981,483
 Net realized gain (loss) on securities sold                    1,569               7,567
                                                       --------------     ---------------
 Net increase in net assets
  resulting from operations                                 3,754,797          11,989,050
                                                       --------------     ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

 From net investment income $.006
  and $.017 per PC, respectively                           (3,753,228)        (11,981,483)

 Net capital gains                                               (206)             (7,361)
                                                       --------------     ---------------

 Total distributions                                       (3,753,434)        (11,988,844)
                                                       --------------     ---------------

CAPITAL TRANSACTIONS:

 Proceeds from sale of 4,349,013,653
  and 8,372,192,475 PCs, respectively                   4,349,013,653       8,372,192,475

 Value of  3,221,811 and 9,576,689  PCs
  issued in reinvestment of dividends, respectively         3,221,811           9,576,689

 Cost of  4,546,677,238 and 8,478,208,189
  PCs repurchased, respectively                        (4,546,677,238)     (8,478,208,189)
                                                       --------------     ---------------
 Increase (decrease) in net assets derived
  from capital transactions                              (194,441,774)        (96,439,025)
                                                       --------------     ---------------

 Total increase (decrease) in net assets                 (194,440,411)        (96,438,819)

NET ASSETS:

 Beginning of period                                      616,124,717         712,563,536
                                                       --------------     ---------------

 End of period                                         $  421,684,306     $   616,124,717
                                                       ==============     ===============

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                                    SIX MONTHS    YEAR       YEAR       YEAR       YEAR       YEAR
                                                      ENDED      ENDED       ENDED      ENDED      ENDED      ENDED
                                                    6/30/2003   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
                                                   -----------  --------   --------   --------   --------   --------
                                                   (Unaudited)
Net Asset Value, Beginning of Period                $    1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                   ----------   --------   --------   --------   --------   --------

Income From Investment Operations:
Net Investment Income                                   0.006      0.016      0.038      0.062      0.049      0.054
Net Realized Gain (Loss) on Investments                     -          -          -          -          -          -
                                                   ----------   --------   --------   --------   --------   --------
Total From Investment Operations                        0.006      0.016      0.038      0.062      0.049      0.054
                                                   ----------   --------   --------   --------   --------   --------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                               (0.006)    (0.016)    (0.038)    (0.062)    (0.049)    (0.054)
Distributions to PC holders from
   Net Capital Gains                                        -          -          -          -          -          -
                                                   ----------   --------   --------   --------   --------   --------
Total Distributions                                    (0.006)    (0.016)    (0.038)    (0.062)    (0.049)    (0.054)
                                                   ----------   --------   --------   --------   --------   --------

Net Asset Value, End of Period                      $    1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                   ==========   ========   ========   ========   ========   ========

Total Return                                             1.15%      1.62%      3.90%      6.37%      5.05%      5.48%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                     $ 182,401   $131,558   $ 59,237   $223,510   $102,873   $124,686

Ratio of Expenses to Average Net Assets (1)              0.10%      0.10%      0.10%      0.10%      0.10%      0.10%

Ratio of Net Investment Income                           1.15%      1.61%      3.83%      6.19%      4.98%      5.36%
 to Average Net Assets (2)

----------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment expenses to average daily net assets would have been .29% for the six months ended June 30, 2003, and .30%, .31%, .28%, .30%, and .28% for the years ended December 31, 2002,
         2001, 2000, 1999,and 1998, respectively.

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment income to average daily net assets would have been .96% for the six months ended June 30, 2003, and 1.41%, 3.62%, 6.01%, 4.78%, and 5.18% for the years ended December 31,
         2002, 2001, 2000, 1999, and 1998, respectively.

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                                    SIX MONTHS     YEAR       YEAR       YEAR         YEAR      YEAR
                                                       ENDED       ENDED      ENDED      ENDED       ENDED      ENDED
                                                     6/30/2003   12/31/02   12/31/01   12/31/00    12/31/99   12/31/98
                                                    ----------   --------   --------   --------    --------   --------
                                                    (Unaudited)

Net Asset Value, Beginning of Period                  $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                    ----------   --------   --------   --------    --------   --------

Income From Investment Operations:
Net Investment Income                                    0.006      0.017      0.040      0.062       0.049      0.053
Net Realized Gain (Loss) on Investments                      -          -          -          -           -          -
                                                    ----------   --------   --------   --------    --------   --------
Total From Investment Operations                         0.006      0.017      0.040      0.062       0.049      0.053
                                                    ----------   --------   --------   --------    --------   --------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                                (0.006)    (0.017)    (0.040)    (0.062)     (0.049)    (0.053)
Distributions to PC holders from
   Net Capital Gains                                         -          -          -          -           -          -
                                                    ----------   --------   --------   --------    --------   --------
Total Distributions                                     (0.006)    (0.017)    (0.040)    (0.062)      (.049)    (0.053)
                                                    ----------   --------   --------   --------    --------   --------
Net Asset Value, End of Period                        $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                    ==========   ========   ========   ========    ========   ========

Total Return                                              1.17%      1.72%      4.12%      6.32%       5.02%      5.42%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $421,684   $616,125   $715,564   $315,424    $426,020   $488,124

Ratio of Expenses to Average Net Assets(1)                0.22%      0.22%      0.23%      0.27%       0.27%      0.26%

Ratio of Net Investment Income                            1.17%      1.70%      4.04%      6.15%       4.90%      5.28%
to Average Net Assets(2)

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment expenses to average daily net assets would have been .25% for the six months ended June 30, 2003, .24% and .24% for the years ended December 31, 2002 and 2001, respectively.

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment income to average daily net assets would have been 1.14% for the six months ended June 30, 2003, 1.68% and 4.03% for the years ended December 31, 2002 and 2001, respectively.

                          NOTES TO FINANCIAL STATEMENTS

A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

B.       Significant accounting policies relating to the Fund are as follows:

         Security Valuation: Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

         Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

         Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

         Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

         Repurchase Agreements - Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on June 30, 2003.

         Estimated Maturities - The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

         Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of June 30, 2003, and the maturity shown is the date of the next interest readjustment.

         Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

         BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., which is a majority-owned indirect subsidiary of the PNC Financial Services Group, Inc., serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

         BCS Financial Services Corporation ("BCS"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain directors, officers or employees of BCS are also trustees, officers or employees of the Fund. As compensation for its services, each Portfolio pays BCS a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios. For the six months ended June 30, 2003, BCS was paid $19,040 and voluntarily waived $36,193 of the $55,233 which BCS was entitled to as the fee payable for its services as administrator for the Government/REPO Portfolio, and BCS was paid $152,053 and voluntarily waived $7,613 of the $159,666 which BCS was entitled to as the fee payable for its services as administrator for the Money Market Portfolio.

         PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

         BIMC and BCS have agreed contractually to reduce the fees otherwise payable to them in 2003 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, BIMC voluntarily waived $79,754 and $170,532 of advisory fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, for the six months ended June 30, 2003. Fees waived by BCS for this period are described above.

D. At June 30, 2003, net assets for both book and tax purposes consisted of:

                                     Government/REPO       Money Market
                                        Portfolio           Portfolio
                                   -------------------   ----------------
Capital paid in.................      $182,401,105         $421,682,737

Accumulated realized gain/(loss)                 -                1,569
   on security transactions.....

Net unrealized appreciation of                   -                    -
   investments..................
                                      ------------         ------------
                                      $182,401,105         $421,684,306
                                      ============         ============

               ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                   (Unaudited)

The 2003 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on June 19, 2003. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Ernst & Young, LLP, as the independent certified public accountants for the fiscal year ending December 31, 2003. A total of 631,865,384.58 Participation Certificates, representing 97% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                          For          Against       Abstain
                                    --------------   -----------   -----------
Election of Trustee Nominations     631,865,384.55        0             0

Ratification of independent         631,865,384.55        0             0
   certified public accountants

                           PLAN INVESTMENT FUND, INC.

                           676 North St. Clair Street
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES

          EMIL D. DUDA                    JAMES M. MEAD
           Executive Vice President        President and
          and Chief Financial Officer     Chief Executive Officer
            The Lifetime Healthcare         Capital Blue Cross
          Companies

          JOHN G. FOOS                    JED H. PITCHER
           Senior Vice President and       Chairman of the Board
          Chief Financial Officer         Regence BlueCross BlueShield
           Independence Blue Cross         of Utah

          RONALD F. KING                  RALPH D. RAMBACH
           Executive Trustee               Vice President,
          Plan Investment Fund;           Finance and Administration
           Chairman of the Board,          Chief Financial Officer and
          Chief Executive Officer         Corporate Treasurer
           and President                   Blue Cross and Blue Shield
          Blue Cross and Blue Shield of   Association
           Oklahoma

          ROBERT A. LEICHTLE              JOSEPH F. REICHARD, CCM
           Executive Vice President,       Vice President, Treasury
          Chief Financial Officer and     Services and
           Treasurer                       Assistant Treasurer
          Blue Cross and Blue Shield      Highmark, Inc.
           of South Carolina

                                 DANIEL P. RYAN
                      President and Chief Executive Officer
                           Plan Investment Fund, Inc.;
                      President and Chief Executive Officer
                            BCS Financial Corporation

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2.  CODE OF ETHICS.

         This item is not applicable to this Semi-Annual Report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         This item is not applicable to this Semi-Annual Report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         This item is not applicable to this Semi-Annual Report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         This item is not applicable to this Semi-Annual Report.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         This item is not applicable to this Semi-Annual Report.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Not Applicable.

         (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By: /s/ Daniel P. Ryan
    -------------------------
    Daniel P. Ryan, President

Date: September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel P. Ryan
    -------------------------
    Daniel P. Ryan, President
    (principal executive officer)

Date: Sept 2, 2003

By: /s/ Dale E. Palka
    ------------------------
    Dale E. Palka, Treasurer
    (principal financial officer)

Date: Sept 2, 2003

                                  EXHIBIT INDEX

99.CERT Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

99.906CERT   Certifications of principal executive officer and principal financial officer as required by 18 U.S.C. Section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002.